Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's Internal Credit Rating Grades (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	100.00%	100.00%
Performing [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	93.06%	96.83%
Weighted PD	2.14%	1.53%
High grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	78.22%	85.76%
Weighted PD	0.77%	0.68%
Standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	6.79%	6.06%
Weighted PD	4.96%	4.56%
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	8.05%	5.01%
Weighted PD	13.00%	12.19%
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	4.01%	2.05%
Weighted PD	46.40%	34.61%
Impaired [Member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	2.93%	1.12%
Weighted PD	100.00%	100.00%